Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting

21.          Segment reporting

21.1.        Basis for segmentation

The segment reporting is based on information used by the Company's Chief Operating Decision Maker (CODM) represented by the Chief Executive Officer (CEO).

Until the middle of 2022, the Company had a single operating segment, considering the information used by CODM, as well as the financial information structure. After the acquisitions made in 2022, the CODM, began monitoring operations, making decisions on resource allocation, and evaluating performance based on two reportable operating segments, CPaaS and SaaS. CODM analyzes revenue and costs o within their respective segments.

For the years ended December 31, 2021 and 2020, the Company had a single segment, being information for these years segregated between CPaaS and SaaS not available without excessive efforts.

The two operating segments offer different products and services and are managed separately because they require different technology and marketing strategies.

The following summary describes the operations of each reportable segment.

Reportable segments	Operations
Includes the following solutions:
SaaS (Software-as-a-Service)	i.	Zenvia Attraction: Active multi-channel end-customer acquisition campaigns utilizing data intelligence and multi-channel automation.
	ii.	Zenvia Conversion: Converting leads into sales using multiple communication channels.
	iii.	Zenvia Service: Enabling companies to provide customer service with structured support across multiple channels.
	iv.	Zenvia Success: Protect and expand customer revenue through cross-selling and upselling.
CPaaS (Communications Platform as a Service)	Includes services such as SMS, Voice, WhatsApp, Instagram and Webchat, all such applications being orchestrated and automated by chatbots, single customer view, journey designer, documents composer and authentication.

21.2.        Information about reportable segments

Information related to each reportable segment is set out below. Considering that for the years ended December 31, 2021 and 2020, the Company had a single segment, these periods information’s segregated between CPaaS and SaaS is not available without excessive efforts. So, the comparative disclosures were not restated considering the actual reportable segments:

	2022
	CPaaS	SaaS	Consolidated
Revenue	496,161	260,554	756,715
Cost of services	(379,931)	(87,872)	(467,803)
Gross profit	116,230	172,682	288,912

21.3.        Major customer

In 2022, the Company had one customer representing more than 10% of consolidated revenue. For the years ended December 2021 and 2020, this customer represented 12.5% and 13.0%, respectively, of consolidated revenue.

21.4.        Revenue geographic information

The Company’s revenue by geographic region is presented below:

	2022	2021	2020
Primary geographical markets
Brazil	687,691	531,569	357,717
USA	14,336	31,701	26,828
Argentina	11,231	5,875	2,829
Mexico	14,402	11,037	5,489
Switzerland	631	8,118	18,024
Colombia	5,541	5,704	4,038
Peru	4,463	3,203	2,020
Chile	3,781	2,856	1,223
Others	14,639	12,261	11,533
Total	756,715	612,324	429,701